Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend 2020 Fund

June 30, 2020

Z20-QTLY-0820
1.9884236.103

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.7%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	392	$7,031
Fidelity Series Commodity Strategy Fund (a)	784	3,009
Fidelity Series Large Cap Growth Index Fund (a)	376	4,729
Fidelity Series Large Cap Stock Fund (a)	340	4,777
Fidelity Series Large Cap Value Index Fund (a)	829	9,110
Fidelity Series Small Cap Opportunities Fund (a)	189	2,306
Fidelity Series Value Discovery Fund (a)	278	3,256
TOTAL DOMESTIC EQUITY FUNDS
(Cost $34,458)		34,218

International Equity Funds - 25.3%
Fidelity Series Canada Fund (a)	164	1,564
Fidelity Series Emerging Markets Fund (a)	149	1,272
Fidelity Series Emerging Markets Opportunities Fund (a)	599	11,486
Fidelity Series International Growth Fund (a)	248	4,247
Fidelity Series International Index Fund (a)	184	1,742
Fidelity Series International Small Cap Fund (a)	87	1,385
Fidelity Series International Value Fund (a)	505	4,248
Fidelity Series Overseas Fund (a)	410	4,232
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $30,072)		30,176

Bond Funds - 36.8%
Fidelity Series Corporate Bond Fund (a)	614	6,841
Fidelity Series Emerging Markets Debt Fund (a)	84	755
Fidelity Series Floating Rate High Income Fund (a)	19	164
Fidelity Series Government Bond Index Fund (a)	731	8,238
Fidelity Series High Income Fund (a)	95	842
Fidelity Series Inflation-Protected Bond Index Fund (a)	795	8,306
Fidelity Series International Credit Fund (a)	7	76
Fidelity Series Investment Grade Bond Fund (a)	755	9,164
Fidelity Series Investment Grade Securitized Fund (a)	592	6,282
Fidelity Series Long-Term Treasury Bond Index Fund (a)	262	2,723
Fidelity Series Real Estate Income Fund (a)	51	495
TOTAL BOND FUNDS
(Cost $41,701)		43,886

Short-Term Funds - 9.2%
Fidelity Series Government Money Market Fund 0.25% (a)(b)	908	908
Fidelity Series Short-Term Credit Fund (a)	202	2,066
Fidelity Series Treasury Bill Index Fund (a)	801	8,018
TOTAL SHORT-TERM FUNDS
(Cost $10,939)		10,992
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $117,170)		119,272
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$119,272

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$5,247	$475	$718	$--	$48	$1,979	$7,031
Fidelity Series Canada Fund	1,442	33	127	--	(24)	240	1,564
Fidelity Series Commodity Strategy Fund	3,618	44	795	--	(209)	351	3,009
Fidelity Series Corporate Bond Fund	5,456	937	101	49	(6)	555	6,841
Fidelity Series Emerging Markets Debt Fund	668	11	--	10	--	76	755
Fidelity Series Emerging Markets Fund	816	270	6	--	(1)	193	1,272
Fidelity Series Emerging Markets Opportunities Fund	7,822	2,064	351	--	(37)	1,988	11,486
Fidelity Series Floating Rate High Income Fund	151	2	--	2	--	11	164
Fidelity Series Government Bond Index Fund	8,442	471	662	33	24	(37)	8,238
Fidelity Series Government Money Market Fund 0.25%	2,285	1,063	2,440	2	--	--	908
Fidelity Series High Income Fund	775	11	--	12	--	56	842
Fidelity Series Inflation-Protected Bond Index Fund	7,541	601	118	4	2	280	8,306
Fidelity Series International Credit Fund	70	1	--	1	--	5	76
Fidelity Series International Growth Fund	4,328	116	941	--	38	706	4,247
Fidelity Series International Index Fund	1,602	114	227	--	(25)	278	1,742
Fidelity Series International Small Cap Fund	1,271	--	133	--	(10)	257	1,385
Fidelity Series International Value Fund	4,131	148	735	--	(116)	820	4,248
Fidelity Series Investment Grade Bond Fund	8,185	702	158	61	2	433	9,164
Fidelity Series Investment Grade Securitized Fund	5,743	681	184	24	2	40	6,282
Fidelity Series Large Cap Growth Index Fund	3,908	362	535	86	53	941	4,729
Fidelity Series Large Cap Stock Fund	4,057	174	158	--	(14)	718	4,777
Fidelity Series Large Cap Value Index Fund	7,546	802	277	--	(52)	1,091	9,110
Fidelity Series Long-Term Treasury Bond Index Fund	2,673	312	195	57	40	(107)	2,723
Fidelity Series Overseas Fund	4,061	274	871	--	(88)	856	4,232
Fidelity Series Real Estate Income Fund	425	7	--	7	--	63	495
Fidelity Series Short-Term Credit Fund	1,986	12	--	12	--	68	2,066
Fidelity Series Small Cap Opportunities Fund	2,010	178	274	--	(57)	449	2,306
Fidelity Series Treasury Bill Index Fund	8,013	29	--	29	--	(24)	8,018
Fidelity Series Value Discovery Fund	2,359	600	101	--	(11)	409	3,256
	$106,631	$10,494	$10,107	$389	$(441)	$12,695	$119,272

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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